Equity - Schedule of changes in share of associates, joint ventures and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity [Line Items]
Opening balance	€ (2,767)	€ (2,192)
Closing balance	(687)	(2,767)	€ (2,192)
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Opening balance	3,047	3,603	3,416
Result for the year	125	336	161
Transfer to/from retained earnings	(565)	(892)	26
Closing balance	€ 2,607	€ 3,047	€ 3,603